Property, Plant, and Equipment	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant, and Equipment	Property, Plant and Equipment
A reconciliation of the changes in the carrying amount of PP&E is as follows:

	Assets under construction	Land	Hydro(1)	Wind and Solar(1)	Gas generation	Energy Transition	Capital spares and other(2)	Total
Cost
As at Dec. 31, 2020	495	96	846	2,746	3,935	4,901	379	13,398
Additions(3)	477	—	—	—	—	—	2	479
Additions from development projects	1	—	—	—	—	—	—	1
Acquisitions (Note 4)	—	—	—	146	—	—	—	146
Disposals	(2)	(1)	—	—	(2)	(74)	—	(79)
Impairment charges (Note 7)(4)	(91)	—	(3)	(12)	(2)	(468)	(13)	(589)
Revisions/additions to decommissioning and restoration costs (Note 24)	—	—	1	128	6	—	—	135
Retirement of assets	—	—	(4)	(11)	(57)	(49)	—	(121)
Change in foreign exchange rates	—	—	—	3	(25)	2	(7)	(27)
Transfers (to) from assets held for sale (Note 18)	(25)	—	—	—	—	31	—	6
Transfers in (out) of PP&E(5)	5	—	—	(4)	(5)	46	—	42
Transfer of assets upon commissioning	(676)	1	27	280	237	124	5	(2)
As at Dec. 31, 2021	184	96	867	3,276	4,087	4,513	366	13,389
Additions (3)	891	—	—	—	—	—	6	897
Additions from development projects	17	—	—	—	—	—	12	29
Disposals	—	(3)	—	—	(1)	(216)	—	(220)
Impairment (charges) reversals (Note 7)(4)	2	—	(21)	(43)	—	—	—	(62)
Revisions/additions to decommissioning and restoration costs (Note 24)	—	—	(15)	(59)	(12)	10	2	(74)
Retirement of assets	—	—	(9)	(9)	(12)	(7)	(2)	(39)
Change in foreign exchange rates	13	—	—	45	(4)	97	2	153
Transfers to assets held for sale (Note 18)	(22)	—	(9)	—	—	—	—	(31)
Transfers in (out) of PPE(5)	16	—	—	(22)	437	(442)	(13)	(24)
Transfer of assets upon commissioning	(138)	—	27	45	35	19	6	(6)
As at Dec. 31, 2022	963	93	840	3,233	4,530	3,974	379	14,012
Accumulated depreciation
As at Dec. 31, 2020	—	—	447	969	2,058	3,933	169	7,576
Depreciation	—	—	24	130	184	264	12	614
Retirement of assets	—	—	(3)	(6)	(55)	(48)	—	(112)
Disposals	—	—	—	—	(1)	(72)	—	(73)
Change in foreign exchange rates	—	—	—	—	(8)	2	(1)	(7)
Transfers to assets held for sale (Note 18)	—	—	—	—	—	31	—	31
Transfers from right-of-use assets	—	—	—	—	—	40	—	40
As at Dec. 31, 2021	—	—	468	1,093	2,178	4,150	180	8,069
Depreciation	—	—	21	130	308	63	16	538
Retirement of assets	—	—	(8)	(6)	(10)	(7)	(2)	(33)
Disposals	—	—	—	—	(1)	(211)	—	(212)
Change in foreign exchange rates	—	—	—	11	2	89	—	102
Transfers to assets held for sale (Note 18)	—	—	(3)	—	—	—	—	(3)
Transfers in (out) of PP&E(5)	—	—	—	—	335	(340)	—	(5)
As at Dec. 31, 2022	—	—	478	1,228	2,812	3,744	194	8,456
Carrying amount
As at Dec. 31, 2020	495	96	399	1,777	1,877	968	210	5,822
As at Dec. 31, 2021	184	96	399	2,183	1,909	363	186	5,320
As at Dec. 31, 2022	963	93	362	2,005	1,718	230	185	5,556
(1)    The renewable generation that was previously disclosed has been separated by segment.
(2)    Includes major spare parts and stand-by equipment available, but not in service, and spare parts used for routine, preventive or planned maintenance.
(3)    In 2022, the Company capitalized $16 million (2021 – $14 million) of interest to PP&E in at a weighted average rate of 6.0 per cent (2021 – 6.0 per cent).
(4)    The 2021 impairment charges, net of reversals exclude the changes in decommissioning and restoration provisions on assets.
(5)    Includes transfers between PP&E classifications, net of accumulated depreciation.
Assets under Construction
The Company commenced construction on the Horizon Hill wind project and White Rock wind projects in 2022. The Company also began its rehabilitation plan of the Kent Hills wind facilities during the second quarter of 2022 and capitalized additions of $77 million in 2022. Initial construction activities on the Garden Plain wind project started in the third quarter of 2021 and the Northern Goldfields Solar project in the fourth quarter of 2021, with construction activities continuing throughout 2022 for both projects.
Change in Estimate - Useful Lives
During 2022, the Company adjusted the useful lives of certain assets included in the Gas segment to reflect changes made based on the future operating expectations of the assets. This resulted in an increase of $132 million in depreciation expense that was recognized in the Consolidated Statement of Earnings (Loss) in 2022.